Property, plant & equipment	12 Months Ended
Jun. 30, 2024
Property Plant Equipment
Property, plant & equipment

13. Property, plant & equipment

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2022	250,211	78,810	153,876	482,897
Additions	90,450	1,493	677	92,620
Disposals	-	-	-	-
Balance as at 30 June 2023	340,661	80,303	154,553	575,517

Depreciation and Impairment
Balance 1 July 2022	(17,680)	(15,078)	(54,140)	(86,898)
Disposals	-	-	-	-
Depreciation	(61,665)	(19,198)	(27,738)	(108,601)
Balance as at 30 June 2023	(79,345)	(34,276)	(81,878)	(195,499)

Carrying amount 30 June 2023	261,316	46,027	72,675	380,018

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2023	340,661	80,303	154,553	575,517

Additions	-	-	-	-
Disposals	(90,450)	-	-	(90,450)
Balance as at 30 June 2024	250,211	80,303	154,553	485,067

Depreciation and Impairment
Balance 1 July 2023	(79,345)	(34,276)	(81,878)	(195,499)
Disposals	32,160	-	-	32,160
Depreciation	(77,762)	(19,244)	(27,793)	(124,799)
Balance as at 30 June 2024	(124,947)	(53,520)	(109,671)	(288,138)

Carrying amount 30 June 2024	125,264	26,783	44,882	196,929